New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS
Standards Implemented
ASC Update No. 2011-04
In May 2011, the FASB issued ASC Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Update No. 2011-04 clarifies the FASB's intent about the application of certain existing fair value measurement and disclosure requirements and changes certain principles or requirements for measuring or disclosing information about fair value. It requires, for all Level 3 fair value measurements, new quantitative information about significant unobservable inputs used. We adopted Update No. 2011-04 beginning in our first quarter ended March 31, 2012. The adoption of Update No. 2011-04 did not impact our results of operations or financial position. See Note B - Acquisitions and Note D - Goodwill and Other Intangible Assets for relevant disclosures.
ASC Update No. 2011-05
In May 2011, the FASB issued ASC Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Update No. 2011-05 requires that net income, items of other comprehensive income and total comprehensive income be presented in one continuous statement or two separate consecutive statements. The amendments in this update also require that reclassifications from other comprehensive income to net income be presented on the face of the financial statements. We adopted Update No. 2011-05 beginning in our first quarter ended March 31, 2012. Update No. 2011-05 is related to presentation only and its adoption did not impact our results of operations or financial position. See our Consolidated Statements of Comprehensive Income for relevant presentation for additional information.
ASC Update No. 2012-02
In July 2012, the FASB issued ASC Update No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. Update No. 2012-02 provides companies with the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If the company concludes that it is more likely than not that the asset is impaired, it is required to determine the fair value of the intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying value in accordance with Topic 350. If the company concludes otherwise, no further quantitative assessment is required. We adopted Update No. 2012-02 beginning in our third quarter ended September 30, 2012. The adoption of Update No. 2012-02 did not impact our results of operations or financial position. See Note B - Acquisitions and Note D - Goodwill and Other Intangible Assets for relevant disclosures.
Standards to be Implemented
In December 2011, the FASB issued ASC Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210), requiring enhanced disclosures about certain financial instruments and derivative instruments that are offset in the statement of financial position or that are subject to enforceable master netting arrangements or similar agreements. This accounting standard update will be effective for us beginning in the first quarter of 2013, at which time we will include the required applicable disclosures. Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (Topic 210), will not impact our future results of operations or financial position.